UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET INTERMEDIATE TERM MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2011

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 91.6%
Alabama - 0.4%
Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC	5.250%	1/1/24	$1,935,000	$2,003,054
Jefferson County, AL, Sewer Revenue, Refunding	5.250%	2/1/16	7,000,000	6,802,390
Marshall County, AL, Health Care Authority Revenue	6.250%	1/1/22	1,000,000	1,011,400

Total Alabama				9,816,844

Arizona - 1.2%
Arizona State University, Revenue Bonds, FGIC	5.500%	7/1/21	1,000,000	1,025,730	(a)
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	10,000,000	10,803,400
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/26	18,240,000	18,446,294

Total Arizona				30,275,424

Arkansas - 0.0%
Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project	7.000%	4/1/12	1,000,000	1,009,460	(b)

California - 10.8%
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	30,043,674
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	42,269,150
California State Public Works Board, Lease Revenue:
Department of Corrections	5.250%	9/1/16	4,245,000	4,259,815
Various Capital Projects	5.250%	10/1/25	4,000,000	4,359,320
Various Capital Projects	5.250%	10/1/26	4,385,000	4,731,415
Various Capital Projects	5.000%	10/1/27	5,180,000	5,419,523
Various Capital Projects	5.000%	10/1/28	3,000,000	3,093,150
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	6,929,797
Long Beach, CA, Airport Senior Revenue	5.000%	6/1/30	7,735,000	8,129,949
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	3,892,360
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	17,830,000	17,030,324
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	8,000,000	8,731,440
Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC	9.625%	7/1/13	115,000	124,975	(c)
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	10,908,000
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,850,625
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,386,760
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,395,340
Lodi Energy Center	5.000%	6/1/25	15,805,000	17,713,454
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,667,100
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	936,344
Procter & Gamble Project	5.000%	7/1/19	900,000	1,062,900
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,508,262
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,208,480
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,495,969
Arrowhead Project	5.000%	8/1/22	8,755,000	9,345,437
Arrowhead Project	5.125%	8/1/24	10,000,000	10,534,700
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	50,000,000	52,891,000

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	$2,000,000	$1,993,720
Southern California Public Power Authority Revenue, Windy Point Flats Project-1	5.000%	7/1/25	7,250,000	8,288,635

Total California				286,201,618

Colorado - 2.6%
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	14,033,970
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	14,013,000
Denver, CO, City & County Wastewater Revenue, FGIC	5.250%	11/1/14	1,480,000	1,535,974
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	6,975,547
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	2,965,350
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	8,210,000	8,740,530
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	8,436,320
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	11,007,300

Total Colorado				67,707,991

Connecticut - 0.8%
Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA	6.375%	7/1/12	1,030,000	1,036,396	(b)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, AGM	5.375%	7/1/16	2,000,000	2,050,240	(a)
Connecticut State, Development Authority PCR, Connecticut Light & Power Co. Project	4.375%	9/1/28	15,000,000	15,313,500
Connecticut State, HEFA Revenue, Ascension Health Credit	3.500%	2/1/12	2,690,000	2,695,811	(d)

Total Connecticut				21,095,947

District of Columbia - 0.4%
District of Columbia University Revenue, Georgetown University	5.000%	4/1/21	10,000,000	11,498,400	(d)

Florida - 8.2%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,272,850
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	13,063,080
Citizens Property Insurance Corp., FL	5.000%	6/1/16	25,000,000	27,372,750
Citizens Property Insurance Corp., FL	5.375%	6/1/16	20,000,000	22,207,600
Citizens Property Insurance Corp., FL	5.250%	6/1/17	5,000,000	5,586,500
Citizens Property Insurance Corp., FL, Senior Secured High Risk Notes	5.000%	6/1/12	4,500,000	4,587,525
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/13	615,000	623,087
NATL	5.250%	11/1/16	1,090,000	1,102,175
Jacksonville Beach, FL, Utility Revenue	7.900%	10/1/14	980,000	1,103,509	(c)
Killarney Community Development District Special Assessment Revenue	5.125%	5/1/09	440,000	198,000	(e)
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	13,429,704	(b)
Assured Guaranty	5.000%	10/1/22	8,000,000	8,696,800	(b)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	3,167,160	(b)
Miami International Airport	5.000%	10/1/29	5,000,000	5,259,850
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,262,840
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	8,814,320
Orange County, FL, Health Facilities Authority Revenue:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Hospital Adventist Health Systems	6.250%	11/15/24	$2,000,000	$2,097,240	(a)
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,701,526
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,788,749
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,243,266
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/23	40,750,000	47,618,005
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	10,000,000	11,452,900
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	4,087,930
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,872,064
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,315,141
Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, NATL	6.000%	10/1/12	350,000	361,627
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,220,499
Sterling Hill, FL, Community Development District	5.500%	11/1/10	635,000	463,550	(e)

Total Florida				216,970,247

Georgia - 2.5%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	1,770,000	2,021,942
Zoo	5.000%	12/1/20	1,860,000	2,105,055
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,549,693
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	19,037,855
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,876,150
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/23	1,500,000	1,795,740
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/24	1,430,000	1,686,671
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/25	1,250,000	1,453,812
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,878,350
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,610,860
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,193,680
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,052,700
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,037,264
Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation	5.500%	9/1/24	1,000,000	1,139,880	(a)
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL	5.000%	1/1/19	660,000	731,267

Total Georgia				67,170,919

Hawaii - 0.1%
Hawaii State, FGIC	5.375%	8/1/15	2,895,000	2,895,405
Hawaii State, GO, Unrefunded Balance, NATL	5.000%	5/1/16	615,000	677,909

Total Hawaii				3,573,314

Illinois - 2.7%
Chicago, IL, GO	5.375%	1/1/16	120,000	122,417
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, Capital Improvement	5.500%	12/1/14	2,000,000	2,113,920	(a)
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,357,037	(b)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/21	3,000,000	3,462,000
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,538,520
Cicero, IL, NATL	5.625%	12/1/16	2,415,000	2,499,935

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Cook County, IL, GO	5.250%	11/15/22	$10,000,000	$11,587,200
Cook County, IL, GO	5.250%	11/15/23	9,980,000	11,431,292
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	2,450,000	2,823,870	(c)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,238,560
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,074,490
Memorial Health System	5.250%	4/1/29	11,000,000	11,407,770
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,265,410
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	3,000,000	3,084,030	(d)
Illinois State, GO, First Series	5.375%	7/1/19	5,000,000	5,081,900

Total Illinois				71,088,351

Indiana - 3.0%
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,519,600
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,190,482
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,874,335
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,302,050
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	12,225,840
Indiana State Toll Road Commission, Toll Road Revenue	9.000%	1/1/15	2,585,000	2,919,499	(c)
Indianapolis Local Public Improvement Bond Bank, Waterworks Project	5.500%	7/1/19	3,000,000	3,077,190	(a)
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	19,625,000	21,990,009	(f)
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,621,950
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,383,790
Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC, NATL	6.750%	7/5/13	1,000,000	1,038,940
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	700,000	(g)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,408,960

Total Indiana				80,252,645

Iowa - 0.9%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	3,067,291
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,463,388
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,729,200
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,514,442
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,832,912
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,565,852
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,171,870
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,157,890
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,582,267
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,360,347
Muscatine, IA, Electric Revenue	9.700%	1/1/13	680,000	709,471	(c)

Total Iowa				24,154,930

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - 0.3%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	$5,000,000	$5,204,600	(d)
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,319,080

Total Kansas				8,523,680

Kentucky - 1.0%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	1,914,694
Owensboro Medical Health System Inc.	6.000%	6/1/30	14,570,000	15,314,236
Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital, St. Marys Healthcare	6.000%	2/1/22	10,000,000	10,126,700

Total Kentucky				27,355,630

Louisiana - 0.4%
East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM	5.000%	5/1/20	500,000	555,120
Louisiana Local Government Environmental Facilities and CDA Revenue, AMBAC, Parking Facilities Corp. Garage Project	5.625%	10/1/17	1,480,000	1,481,066
Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna	8.000%	5/15/12	65,000	66,672	(c)
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	2,091,964
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	5,061,887
Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, AGM	5.250%	7/1/13	1,000,000	1,060,200

Total Louisiana				10,316,909

Maryland - 1.1%
Anne Arundel County, MD, GO	5.375%	3/1/14	3,000,000	3,024,360	(a)
Anne Arundel County, MD, GO, Consolidated Solid Waste Projects	5.300%	2/1/17	450,000	451,251	(b)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,128,095
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,138,950
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,608,450
Maryland State Health & Higher EFA Revenue:
Carroll County General Hospital	5.125%	7/1/14	400,000	406,740
Carroll County General Hospital	6.000%	7/1/21	535,000	540,511
Refunding, Medstar Health	5.750%	8/15/14	500,000	553,120
University of Maryland Medical System	6.000%	7/1/22	1,000,000	1,028,180	(a)
Washington County Hospital	6.000%	1/1/28	4,000,000	4,183,760
Maryland State Health & Higher EFA Revenue Bonds, Refunding, Kennedy Krieger Issue	5.125%	7/1/22	1,000,000	997,190
Maryland State Transportation Authority Parking Revenue, Baltimore, Washington International Airport, AMBAC	5.250%	3/1/12	1,000,000	1,007,270	(b)

Total Maryland				30,067,877

Massachusetts - 0.9%
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,675,905
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,863,020
Caregroup Inc.	5.375%	7/1/24	5,500,000	6,027,120
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,877,841

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Caritas Christi Obligation	6.500%	7/1/12	$535,000	$551,248	(c)
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,669,150
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,611,300
University of Massachusetts	5.500%	10/1/18	1,300,000	1,349,556	(a)
Massachusetts State Port Authority Revenue	13.000%	7/1/13	530,000	594,989	(c)
Pittsfield, MA, GO, NATL	5.500%	4/15/17	2,000,000	2,049,400	(a)

Total Massachusetts				24,269,529

Michigan - 7.9%
Allen Academy COP	7.000%	6/1/15	660,000	682,130
Carman-Ainsworth, MI, Community School District, GO, FGIC	5.500%	5/1/19	1,000,000	1,016,900	(a)
Chippewa Valley, MI, Schools Administration Building, Q-SBLF	5.500%	5/1/18	1,775,000	1,805,282	(a)
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,626,650
District State Aid	5.000%	11/1/30	21,500,000	22,481,475
Detroit, MI, Water Supply System Revenue:
NATL	5.000%	7/1/26	1,000,000	1,014,600
Senior Lien	5.000%	7/1/21	4,215,000	4,714,520
Senior Lien	5.250%	7/1/22	4,195,000	4,693,492
Senior Lien	5.250%	7/1/23	12,120,000	13,376,965
Senior Lien	5.250%	7/1/24	4,140,000	4,500,967
Senior Lien	5.250%	7/1/25	4,085,000	4,381,448
Senior Lien	5.250%	7/1/26	10,635,000	11,304,579
Michigan Finance Authority, Trinity Health Corp.	5.000%	12/1/27	4,500,000	4,869,225
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	15,000,000	16,513,950
Michigan State Building Authority Revenue:
Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,499,400
Facilities Program, NATL	5.000%	10/15/29	7,250,000	7,429,148
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	25,216,110	(h)
Refunding, Hospital, Sparrow Obligated	5.000%	11/15/19	1,000,000	1,074,980
Michigan State Housing Development Authority, Rental Housing Revenue	5.125%	10/1/22	3,055,000	3,232,037
Michigan State Housing Development Authority, Rental Housing Revenue, AMBAC	6.000%	4/1/23	10,460,000	11,001,514	(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	5,000,000	5,813,200	(d)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,379,560
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	8,671,713	(b)
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	23,424,937	(b)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	18,671,950	(b)

Total Michigan				209,396,732

Minnesota - 1.1%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Heathcare, AGM	5.000%	2/15/30	5,725,000	6,069,130
Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, ACA/CBI	5.850%	11/1/17	1,000,000	1,001,250
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.000%	5/1/25	10,000,000	10,336,000
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	9,600,000	10,261,824

Total Minnesota				27,668,204

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.9%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	$9,080,000	$9,745,927
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	5,249,423
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,504,215
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,505,108
Missouri State Housing Development Community, MFH Revenue	5.500%	12/1/15	680,000	680,571

Total Missouri				22,685,244

Nevada - 0.7%
Carson City, NV, Hospital Revenue:
Carson-Tahoe Health System	6.000%	9/1/14	650,000	666,328
Carson-Tahoe Health System	6.000%	9/1/14	535,000	559,818	(a)
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	13,780,650
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/15	1,000,000	1,061,600
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,067,030
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,344,877

Total Nevada				19,480,303

New Hampshire - 0.1%
New Hampshire HEFA Revenue:
Covenant Health	6.500%	7/1/17	1,770,000	1,787,700
Covenant Health, Unrefunded Balance	6.500%	7/1/17	290,000	293,529

Total New Hampshire				2,081,229

New Jersey - 3.9%
New Jersey EDA Revenue, School Facilities Construction	5.500%	12/15/29	10,000,000	11,038,500
New Jersey EDA, Water Facilities Revenue:
New Jersey American Water Co.	4.450%	6/1/23	3,500,000	3,814,720
New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,643,073	(b)
New Jersey American Water Co.	4.700%	12/1/25	8,000,000	8,246,320	(b)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	2,012,114
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,493,073
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,653,610
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	20,000,000	22,043,000
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	13,625,000	14,862,559	(b)
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	5,565,000	5,886,156
New Jersey State Transportation Trust Fund Authority	5.250%	6/15/24	7,000,000	7,971,740
New Jersey State Transportation Trust Fund Authority	5.500%	6/15/31	12,000,000	13,393,920
New Jersey State Turnpike Authority Revenue	6.000%	1/1/14	80,000	80,974	(c)
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	3,095,000	3,105,863
Ringwood Boro, NJ, Sewage Authority	9.875%	1/1/14	40,000	43,425	(c)

Total New Jersey				104,289,047

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - 1.2%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	$1,100,000	$1,380,555
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	28,556,550
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,689,347

Total New Mexico				31,626,452

New York - 5.4%
Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project	6.000%	7/1/19	1,000,000	577,750	(g)
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	35,051,198
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	7,063,860
MTA, NY, Revenue	5.000%	11/15/23	2,000,000	2,311,460
MTA, NY, Revenue	5.000%	11/15/24	6,600,000	7,484,136
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	26,338,933
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,598,550
MTA, NY, Revenue	5.000%	11/15/27	6,290,000	6,943,783
MTA, NY, Revenue	5.000%	11/15/28	9,000,000	9,780,570
MTA, NY, Revenue	5.000%	11/15/29	7,000,000	7,547,680
Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside	5.875%	1/1/18	2,150,000	2,082,125
New York City, NY, IDA, Special Needs Facilities Pooled Program A-1	6.100%	7/1/12	140,000	140,518
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,531,155
New York State Dormitory Authority Revenue:
FHA, New York and Presbyterian Hospital, AGM	5.250%	8/15/24	5,415,000	5,825,998
Mental Health Services Facilities	5.000%	2/15/18	5,000,000	5,541,200
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,864,157
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,800,225
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,250,840
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,123,840

Total New York				143,857,978

North Carolina - 1.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,173,760
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	25,250,000	27,547,498
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	7,868,980
Assured Guaranty	5.375%	1/1/26	4,590,000	5,155,763

Total North Carolina				42,746,001

Ohio - 3.4%
Cleveland, OH, Public Power Systems Revenue, AMBAC	5.500%	11/15/15	1,750,000	1,754,743
Jackson, OH, Local School District, Stark & Summit Counties, AGM	5.000%	12/1/18	1,240,000	1,349,467
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	22,431,400
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	9,969,930
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	8,398,875	(d)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL	5.000%	9/1/16	$500,000	$549,990
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	44,150,000	45,277,140	(d)

Total Ohio				89,731,545

Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue, Refunding, St. John’s Health Systems	5.750%	2/15/18	690,000	692,305

Oregon - 0.4%
Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
Merle West Medical Center	6.125%	9/1/22	940,000	985,336	(a)
Unrefunded Balance, Merle West Medical Center	6.125%	9/1/22	560,000	567,717
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,440,507
Oregon State Department of Administrative Services, Lottery Revenue, AGM	5.500%	4/1/14	1,375,000	1,392,394	(a)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,798,900

Total Oregon				11,184,854

Pennsylvania - 6.1%
Adams County, PA, IDA Revenue, Gettysburg College	5.875%	8/15/21	1,000,000	1,051,150
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	33,200,000	33,985,844	(d)
Chester County, PA, School Authority, School Lease Revenue	5.375%	6/1/17	1,070,000	1,072,910
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/28	7,600,000	8,152,900
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/29	5,000,000	5,331,950
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/30	5,825,000	6,170,889
Greater Johnstown, PA, GO, School District, NATL	5.375%	8/1/14	1,750,000	1,756,475
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,455,180
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,980,000	6,629,847
New Regional Medical Center Project, FHA	5.750%	8/1/30	3,000,000	3,371,580
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	25,000,000	25,769,500	(d)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue:
Philadelphia Biosolids Facility	5.000%	1/1/15	1,560,000	1,596,910
Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,477,323
Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue	5.200%	10/1/28	8,200,000	8,470,108
Pennsylvania State Department of General Services, COP, AGM	5.250%	5/1/16	2,000,000	2,006,320
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	9,628,076
Pennsylvania State IDA, Refunding, Economic Development, AMBAC	5.500%	7/1/20	500,000	514,520
Pennsylvania State Public School Building Authority Lease Revenue:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Philadelphia School District Project, AGM	5.000%	6/1/27	$10,000,000	$11,202,800
Philadelphia School District Project, AGM	5.000%	6/1/29	3,775,000	4,174,735
Pennsylvania State Turnpike Commission	5.250%	12/1/31	6,750,000	7,167,352
Philadelphia, PA, School District	5.625%	8/1/18	2,000,000	2,061,660	(a)
Philadelphia, PA, School District:
AGM	5.500%	2/1/20	2,000,000	2,007,640	(a)
AGM	5.500%	2/1/21	1,865,000	1,872,124	(a)
Philadelphia, PA, Water & Wastewater Revenue, FGIC	5.250%	11/1/17	1,000,000	1,041,210	(a)
Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital	6.625%	10/1/12	210,000	219,584	(c)
Reading, PA, GO, AMBAC	5.875%	11/15/12	1,200,000	1,258,236	(c)
Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian	5.500%	12/1/18	1,445,000	1,452,659
West View, PA, Municipal Authority	9.500%	11/15/14	480,000	557,779	(c)

Total Pennsylvania				162,457,261

Puerto Rico - 3.8%
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	20,000,000	20,606,600
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/27	15,000,000	15,949,650
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/23	24,145,000	26,591,372
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/24	26,555,000	28,864,488
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/22	6,000,000	7,090,500

Total Puerto Rico				99,102,610

Rhode Island - 0.1%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	1,000,000	1,000,490
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	2,000,000	1,822,920

Total Rhode Island				2,823,410

South Carolina - 0.2%
Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity	6.000%	12/1/21	1,650,000	1,751,442	(a)
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,621,327

Total South Carolina				4,372,769

Tennessee - 4.1%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,014,240
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,310,198	(b)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,083,698	(b)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,277,904	(b)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	8,405,211
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	31,385,020
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	15,037,800
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	24,554,750
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,865,000	6,851,957
Tennessee Housing Development Agency	5.000%	7/1/23	2,960,000	3,044,301	(b)

Total Tennessee				106,965,079

Texas - 8.3%
Austin, TX Electric Utility System Revenue, Refunding, AMBAC	5.500%	11/15/13	2,000,000	2,178,360

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Brownsville, TX, Utilities Systems Revenue, AMBAC	9.400%	1/1/13	$5,000	$5,213	(c)
El Paso County, TX, Housing Finance Corp., La Plaza Apartments	6.700%	7/1/20	415,000	417,444
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.250%	12/1/20	1,160,000	1,164,362
American Village Communities	6.250%	12/1/24	1,000,000	1,005,420
Fort Worth, TX, Water & Sewer Revenue	5.625%	2/15/18	2,000,000	2,012,040	(a)
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,151,051
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,012,980
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	5,000,000	5,052,350	(b)(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	11,083,930
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	914,160
Harris County, TX, Houston Sports Authority Revenue	5.250%	11/15/16	1,125,000	1,126,148
Harris County, TX, Houston Sports Authority Revenue, NATL	5.750%	11/15/19	3,000,000	3,002,070
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	50,989,237
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	9,009,637
Senior Lien	5.125%	7/1/27	11,180,000	12,273,963
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	3,250,000	3,447,763
North Forest ISD, ACA	6.500%	8/15/17	1,230,000	1,122,363
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	18,000,000	19,187,280
North Texas Tollway Authority, Dallas North Tollway Systems Revenue:
AMBAC	5.000%	1/1/25	9,335,000	9,469,891
AMBAC	5.000%	1/1/26	10,205,000	10,336,542
Panhandle, TX, Regional Housing Finance, GNMA-Collateralized	6.500%	7/20/21	707,000	744,902
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,046,220
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	14,314,820
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	1,105,000	1,206,458	(c)
Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor Health Care Systems Project	5.750%	11/15/19	4,000,000	4,124,520
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,862,904
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	39,270,000	42,788,592
Texas Technical University Revenue, Financing System, NATL	5.500%	8/15/18	2,000,000	2,011,760	(a)

Total Texas				219,062,380

U.S. Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,695,031
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,505,550

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - continued
Senior Lien	5.000%	10/1/25	$11,000,000	$11,413,600

Total U.S. Virgin Islands				20,614,181

Utah - 0.1%
Provo, UT, Electric Revenue	10.125%	4/1/15	495,000	578,323	(c)
Provo, UT, Electric Revenue:
AMBAC	10.375%	9/15/15	10,000	11,608	(c)
NATL	10.125%	4/1/15	540,000	630,898	(c)
Spanish Fork City, UT, Water Revenue:
AGM	5.500%	6/1/17	240,000	245,124	(a)
Unrefunded Balance, AGM	5.500%	6/1/17	760,000	776,226	(a)

Total Utah				2,242,179

Vermont - 0.0%
Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health	5.500%	6/15/12	330,000	331,719

Virginia - 0.4%
Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian	5.500%	10/1/15	1,305,000	1,352,071
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,547,934
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,415,076
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	6,350,000	7,181,596

Total Virginia				11,496,677

Washington - 1.3%
Energy Northwest Washington Electric Revenue, Refunding, Project No. 1	5.500%	7/1/14	4,000,000	4,094,920
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,382,772
Port of Seattle, WA, Revenue	5.000%	9/1/21	2,000,000	2,345,900	(b)
Port of Seattle, WA, Revenue	5.000%	9/1/22	2,685,000	3,105,364	(b)
Port of Seattle, WA, Revenue	5.000%	9/1/23	2,500,000	2,826,775	(b)
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,562,545	(b)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	7,457,505
Multicare Health System	5.750%	8/15/29	3,000,000	3,358,140

Total Washington				33,133,921

West Virginia - 0.8%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	7,116,200
West Virginia State Hospital Finance Authority Revenue, AGM	5.375%	6/1/28	6,000,000	6,485,760
West Virginia State Hospital Finance Authority, Hospital Revenue, United Health Systems	5.250%	6/1/29	5,785,000	5,989,095

Total West Virginia				19,591,055

Wisconsin - 1.1%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/20	1,425,000	1,587,080	(b)
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,742,840	(b)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,462,889	(b)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,074,180	(b)
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	4,000,000	4,379,400
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,751,500
Wisconsin State HEFA Revenue:
Children’s Hospital	5.500%	8/15/29	5,950,000	6,375,365
Wheaton Franciscan Services Inc.	6.000%	8/15/15	1,500,000	1,524,660	(a)

Total Wisconsin				29,897,914

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wyoming - 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	$14,000,000	$15,449,700

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,277,622,914)				2,424,330,464

SHORT-TERM INVESTMENTS - 6.9%
California - 0.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Acacia Creek at Union Project, SPA-Bank of America N.A.	0.100%	7/1/38	2,900,000	2,900,000	(i)(j)
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, LOC-Wells Fargo Bank N.A.	0.040%	9/1/37	200,000	200,000	(i)(j)
California Statewide CDA Revenue:
John Muir Health, LOC-UBS AG	0.020%	8/15/36	4,600,000	4,600,000	(i)(j)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.040%	12/1/37	200,000	200,000	(i)(j)

Total California				7,900,000

Florida - 0.9%
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.050%	7/1/30	16,900,000	16,900,000	(i)(j)
Hillsborough, FL, Community College Foundation Inc., Student Housing Revenue, LOC-Bank of America N.A.	0.090%	12/1/33	4,615,000	4,615,000	(i)(j)
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Southern Baptist Hospital, LOC-Wells Fargo Bank N.A.	0.050%	8/15/27	2,000,000	2,000,000	(i)(j)

Total Florida				23,515,000

Illinois - 0.4%
Illinois Finance Authority Revenue:
University of Chicago Medical Center, LOC-Bank of America N.A.	0.030%	8/1/43	7,320,000	7,320,000	(i)(j)
University of Chicago Medical Center, LOC-Wells Fargo Bank N.A.	0.030%	8/1/44	3,600,000	3,600,000	(i)(j)

Total Illinois				10,920,000

Michigan - 0.4%
Michigan State Higher EFA Revenue, Thomas M Cooley Law School Project, LOC-RBS Citizens N.A, FHLB	0.060%	7/1/37	11,000,000	11,000,000	(i)(j)

Missouri - 0.1%
Missouri State HEFA, Educational Facilities Revenue, St. Louis University, LOC-Bank of America N.A.	0.030%	10/1/35	3,400,000	3,400,000	(i)(j)

New Jersey - 0.1%
New Jersey EDA Revenue, The Cooper Health Systems Project, LOC-TD Bank N.A.	0.080%	11/1/38	3,000,000	3,000,000	(i)(j)
New Jersey Health Care Facilities Financing Authority Revenue, Robert Wood Johnson University, LOC-Wells Fargo Bank N.A.	0.040%	7/1/29	500,000	500,000	(i)(j)

Total New Jersey				3,500,000

New York - 2.4%
Nassau Health Care Corp., NY, Revenue, LOC-TD Bank N.A.	0.070%	8/1/29	9,300,000	9,300,000	(i)(j)
New York City, NY, GO:
LOC-Dexia Credit Local	0.500%	1/1/36	10,575,000	10,575,000	(i)(j)
SPA-Dexia Credit Local	0.480%	8/1/28	14,200,000	14,200,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.480%	6/15/32	8,600,000	8,600,000	(i)(j)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, TFA:
New York City Recovery Project Revenue, SPA-Wells Fargo N.A.	0.020%	11/1/22	$300,000	$300,000	(i)(j)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.480%	11/1/22	20,899,000	20,899,000	(i)(j)

Total New York				63,874,000

North Carolina - 1.1%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System, LOC-Wells Fargo Bank N.A.	0.030%	1/15/45	8,650,000	8,650,000	(i)(j)
Mecklenburg County, NC, COP, SPA-SunTrust Bank	0.140%	2/1/28	19,525,000	19,525,000	(i)(j)

Total North Carolina				28,175,000

Ohio - 0.7%
County of Montgomery, OH, Revenue, Miami Valley Hospital, SPA-Wells Fargo Bank N.A.	0.020%	11/15/39	700,000	700,000	(i)(j)
Montgomery County, OH, Revenue, Miami Valley Hospital, SPA-JPMorgan Chase	0.020%	11/15/45	18,200,000	18,200,000	(i)(j)

Total Ohio				18,900,000

Pennsylvania - 0.0%
Philadelphia, PA, Hospitals and Higher EFA Revenue, Children’s Hospital Philadelphia, SPA-Bank of America	0.050%	2/15/21	400,000	400,000	(i)(j)

Virginia - 0.5%
Roanoke, VA, IDA, Hospital Revenue:
Carilion Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.050%	7/1/36	5,600,000	5,600,000	(i)(j)
Carilion Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.050%	7/1/36	200,000	200,000	(i)(j)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.050%	7/1/42	6,200,000	6,200,000	(i)(j)

Total Virginia				12,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $183,584,000)				183,584,000

TOTAL INVESTMENTS - 98.5% (Cost - $2,461,206,914#)				2,607,914,464
Other Assets in Excess of Liabilities - 1.5%				39,110,882

TOTAL NET ASSETS - 100.0%				$2,647,025,346

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Maturity date shown represents the mandatory tender date.

(e)	The maturity principal is currently in default as of December 31, 2011.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	The coupon payment on these securities is currently in default as of December 31, 2011.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CBI	— Certificate of Bond Insurance

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

CDA	— Communities Development Authority
COP	— Certificates of Participation
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
INDLC	— Industrial Indemnity Company - Insured Bonds
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

Summary of Investments by Industry†

Industrial revenue	22.4%
Transportation	17.2
Health care	17.0
Power	8.1
Special tax obligation	7.6
Education	4.3
Water & sewer	3.6
Leasing	2.8
Local general obligation	2.7
Pre-refunded/escrowed to maturity	2.1
State general obligation	1.9
Other	1.4
Housing	1.4
Solid waste/resource recovery	0.5
Short-term investments	7.0

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2011 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	1.0%
AA/Aa	27.5
A	47.3
BBB/Baa	14.5
BB/Ba	0.9
B/B	0.1
A-1/VMIG 1	7.0
NR	1.7

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See pages 17 through 21 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Bond Ratings (continued)

Long-term security ratings (unaudited) (cont’d)

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Bond Ratings (continued)

Long-term security ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond Ratings (continued)

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Bond Ratings (continued)

Short-term security ratings (unaudited) (cont’d)

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$2,424,330,464	—	$2,424,330,464
Short-term investments†	—	183,584,000	—	183,584,000

Total investments	—	$2,607,914,464	—	$2,607,914,464

Other financial instruments:
Futures contracts	$181,229	—	—	$181,229

Total	$181,229	$2,607,914,464	—	$2,608,095,693

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Futures Contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$149,864,333
Gross unrealized depreciation	(3,156,783)

Net unrealized appreciation	$146,707,550

At December 31, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 30-Year Bonds	297	3/12	$43,132,129	$43,009,313	$122,816
U.S. Treasury Ultra Long-Term Bonds	75	3/12	12,072,476	12,014,063	58,413

Net unrealized gain on open futures contracts					$181,229

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at December 31, 2011.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized
Interest Rate Risk
Futures Contracts	$181,229

During the period ended December 31, 2011, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)	35,936,259

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 27, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 27, 2012